UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:   12/31
                         --------------

AXP(R)
   Tax-Free Money
                Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Dec. 31, 2003

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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(logo)                                                               (logo)
American                                                             AMERICAN
  Express(R)                                                          EXPRESS(R)
 Funds
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

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   7

Financial Statements                       10

Notes to Financial Statements              13

Independent Auditors' Report               16

Federal Income Tax Information             17

Board Members and Officers                 19

Proxy Voting                               21

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Fund Snapshot
        AS OF DEC. 31, 2003

PORTFOLIO MANAGER

Portfolio manager                                  Jerri I. Cohen, CFA*
Since                                                             12/02
Years in industry                                                    21

* The Fund is managed by a team of portfolio managers led by Jerri I. Cohen.

FUND OBJECTIVE

For investors seeking a level of current income exempt from federal income tax consistent with liquidity and stability of principal.

Inception date                                                   8/5/80
Ticker symbol                                                     ITFXX
Total net assets                                         $169.5 million
Number of holdings                                                   50

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
  X                   HIGH
                      MEDIUM   QUALITY
                      LOW

TOP TEN STATES

Percentage of portfolio assets

Texas                                                              12.6%
Arizona                                                             9.8
Virginia                                                            8.3
Illinois                                                            6.6
California                                                          5.5
New Hampshire                                                       5.2
Missouri                                                            4.5
Vermont                                                             4.5
Kentucky                                                            4.3
Minnesota                                                           4.3

SECTOR COMPOSITION

Percentage of portfolio assets

Municipal notes                                                   100%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income from the Fund may be subject to state and local taxes.

Fund holdings are subject to change.

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3   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Jerri Cohen discusses the Fund's results and positioning for the 2003 fiscal year.

Q: How did AXP Tax-Free Money Fund perform for the fiscal year ended Dec. 31, 2003?

A: AXP Tax-Free Money Fund gained 0.37% for the 12 months ended Dec. 31, 2003. The annualized simple yield was 0.50% and the annualized compound yield was 0.50% for the seven-day period ended Dec. 31, 2003.

Q:   What factors affected performance during the annual period?

A: During the period, the Federal Reserve Board's (the Fed) stimulative monetary policy reduced the income potential of money market investments. Declining money market yields in 2003 reflected the ripple effect of the Fed's 50 basis point (one half of a percentage point) interest rate cut on Nov. 6, 2002 and its 25 basis point (one-quarter of a percentage point) cut on June 25, 2003. Each rate cut had an immediate impact on the yield of variable rate securities in the Fund's portfolio of investments. The yield on the balance of the portfolio gradually declined as fixed-rate securities matured and the Fund reinvested the proceeds in securities with lower rates.

     Since August 2003, the Fed has stated that it believes its accommodative policy can be maintained for a "considerable period." As a result, the yield curve has been relatively flat and most investors believe there will be no official increase in interest rates until well into 2004.

     The U.S. economy also continued to influence the money markets. As 2003 began, investors demonstrated enthusiasm for President Bush's economic growth initiatives. However, as concerns about the war with Iraq heightened and U.S. Gross Domestic Product (GDP) growth remained sluggish, volatility remained high in the financial markets. Bush's declaration of the conclusion of active military operations in Iraq toward the end of April provided the financial markets with a degree of relief. Also, a new federal tax law enacted at the end of May provided stimulus to the economy.

(bar chart)

                                     PERFORMANCE
                          For the year ended Dec. 31, 2003
0.5%

0.4%                                (bar 1)
                                    +0.37%
0.3%

0.2%

0.1%

0.0%

(bar 1)   AXP Tax-Free Money Fund

Past performance is no guarantee of future results.

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4   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote)> Throughout the period, we stayed disciplined in our commitment to purchase only high quality instruments.(end callout quote)

     Economic news improved during the second half of the year. The annual pace of growth in U.S. GDP rose a robust 8.2% in the third quarter. New jobs were created after a long period of labor market contraction. Business spending and corporate profits both showed signs of improvement. Also, the housing market remained strong.

     Within the tax-exempt money market, supply exceeded demand. To attract more buyers and increase demand, the yield ratio of tax-exempt money market securities versus comparable taxable securities rose. Indeed, as absolute money market rates have fallen, the attractiveness of short-term tax-exempt securities relative to taxable securities has increased. It is also worth noting that short-term tax-exempt yields exceeded those of comparable taxable securities for several periods of time during 2003, particularly during the fourth quarter.

                          AVERAGE ANNUAL TOTAL RETURNS
(Inception date)                                                   (8/5/80)
as of Dec. 31, 2003

1 year                                                              +0.37%
5 years                                                             +1.92%
10 years                                                            +2.41%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Any investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT
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Questions & Answers

Q:   What changes did you make to the portfolio?

A: We adjusted the Fund's weighted average maturity throughout the annual period to prepare for seasonal events and supply/demand phenomena, such as tax time in April, high municipal note issuance in June, and the January and July reinvestment periods. At year-end, the Fund had a neutral average maturity and a slightly higher-than-index position in fixed versus variable rate securities. Throughout the period, we stayed disciplined in our commitment to purchase only high quality instruments. For example, the state of California experienced a credit quality downgrade during the year, and so we avoided purchasing state of California tax-exempt securities for the Fund unless those securities had credit enhancements, such as guarantees by a bank or insurance company.

Q:   How do you intend to manage the Fund in the coming months?

A: Signs of an economic recovery are evident. The key questions are: Is the recovery sustainable and how long will the Fed maintain low short-term interest rates? We believe the recovery will continue. At the same time, we believe that inflation will remain subdued. Given low levels of inflation and excess capacity in the economy, we believe the Fed will be in no rush to raise interest rates.

     We will continue to closely monitor economic data and Fed policy, striving to strategically adjust our portfolio positioning accordingly. We believe that the tax-free money market will continue to offer attractive yields compared to its taxable counterpart. We intend to continue to focus on the highest quality investments while seeking competitive yields. Our objective remains seeking a high level of current income exempt from federal income tax consistent with liquidity and stability of principal.

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6   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Investments in Securities

AXP Tax-Free Money Fund

Dec. 31, 2003

(Percentages represent value of investments compared to net assets)

Municipal notes (99.2%)(b,c,d)
Issue           Annualized                       Amount            Value(a)
               yield on date                   payable at
                of purchase                     maturity

Alabama (1.8%)
Montgomery Industrial Development Bonds
  C.P. Series 1990 (General Electric)
   04-08-04          1.00%                  $3,000,000           $3,000,000

Arizona (9.7%)
Phoenix Water System C.P. Series B
  (Dexia Credit Local)
   03-08-04          1.02                    3,000,000            3,000,000
   03-10-04          1.02                    3,000,000            3,000,000
   05-14-04          1.07                    2,400,000            2,400,000
Salt River Project Agricultural Improvement &
  Power District Electric System C.P. Series B
   02-19-04          0.99                    1,000,000            1,000,000
   03-09-04          1.00                    2,000,000            2,000,000
   03-09-04          1.03                    3,000,000            3,000,000
   03-10-04          1.03                    2,000,000            2,000,000
Total                                                            16,400,000

California (5.5%)
ABAG Finance Authority for Nonprofit
  Corporations Revenue Bonds Jewish
  Community Center of San Francisco
  V.R.D.N. Series 2002
  (Allied Irish Bank, Bank of New York)
   11-15-31          1.30                    4,300,000(e)         4,300,000
State R.A.N. Series 2003-04A
  (Bank of America, UBSAG, PNP Paribas)
   06-23-04          1.07                    5,000,000            5,022,023
Total                                                             9,322,023

Colorado (0.9%)
Moffat County Pollution Control Refunding
  Revenue Bonds PacifiCorp V.R.D.N. Series 1994
  (Bank One) AMBAC Insured
   05-01-13          1.30                    1,500,000(e)         1,500,000

District of Columbia (1.6%)
District of Columbia American Psychologist Association
  Revenue Bonds V.R.D.N. Series 2003
  (Bank of America)
   03-01-28          1.30                    2,770,000(e)         2,770,000

Florida (3.9%)
Jacksonville Electric Authority Refunding
  Revenue Bonds C.P. Series C-1
   01-16-04          0.94                    2,370,000            2,370,000
   02-13-04          0.94                    3,000,000            3,000,000
   02-19-04          0.99                      300,000              300,000
   03-11-04          1.03                    1,000,000            1,000,000
Total                                                             6,670,000

Illinois (6.5%)
Cook County Capital Improvement
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2002B
   11-01-31          1.28                    5,000,000(e)         5,000,000
State Unlimited General Obligation Bonds
  Series 1999
   06-01-04          0.90                    1,000,000            1,017,110
State Unlimited General Obligation Bonds
  V.R.D.N. Series 2003B (Illinois)
   10-01-33          1.28                    5,000,000(e)         5,000,000
Total                                                            11,017,110

Indiana (3.5%)
Indianapolis Local Public Improvement Revenue Bonds
  Marion County Series 2003F
   01-08-04          0.92                    4,000,000            4,000,281
State Bond Bank Advance Funding Revenue Notes
  Series 2003A AMBAC Insured
   01-27-04          1.13                    2,000,000            2,001,267
Total                                                             6,001,548

See accompanying notes to investments in securities.
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7   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Issue           Annualized                       Amount            Value(a)
               yield on date                   payable at
                of purchase                     maturity

Iowa (3.9%)
State School Cash Anticipation Revenue Notes
  Series 2003-04A FSA Insured
   06-18-04          0.86%                  $5,000,000           $5,026,325
State School Cash Anticipation Revenue Notes
  Series 2002-03B FSA Insured
   01-30-04          1.12                    1,500,000            1,501,379
Total                                                             6,527,704

Kentucky (4.2%)
Newport League of Cities Revenue Bonds
  V.R.D.N. Series 2002 (US Bank)
   04-01-32          1.30                    7,200,000(e)         7,200,000

Massachusetts (1.8%)
State C.P. Series D
   02-06-04          1.07                    3,000,000            3,000,000

Minnesota (4.2%)
Rochester Mayo C.P. Series 2000B
  (Mayo Foundation)
   03-02-04          1.05                    3,000,000            3,000,000
Southern Minnesota Municipal
  Power Authority C.P. Series B
   03-05-04          1.03                    2,000,000            2,000,000
University of Minnesota Revenue Bonds
  V.R.D.N. Series 1999A
  (Regents of the University of Minnesota)
   01-01-34          1.28                    2,195,000(e)         2,195,000
Total                                                             7,195,000

Mississippi (0.3%)
Jackson County Port Facilities Refunding
  Revenue Bonds Chevron USA
  V.R.D.N. Series 1993 (Chevron Texaco)
   06-01-23          1.30                      500,000(e)           500,000

Missouri (4.5%)
State Health & Educational Facilities Authority
  Revenue Bonds St. Louis University
  V.R.D.N. Series 1999B (Bank of America)
   10-01-24          1.37                    2,100,000(e)         2,100,000
State Health & Educational Facilities Authority
  Revenue Bonds V.R.D.N. Series 1996A
  (Washington University)
   09-01-30          1.28                    5,500,000(e)         5,500,000
Total                                                             7,600,000

Nebraska (1.8%)
State Public Power District Revenue Bonds
  Series A
   03-04-04          1.05                    3,000,000            3,000,000

New Hampshire (5.1%)
State Health & Educational Facilities Authority
  Revenue Bonds Brewster Academy
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31          1.30                    8,670,000(e)         8,670,000

New Mexico (3.8%)
Farmington Pollution Control Refunding
  Revenue Bonds Arizona Public Service
  V.R.D.N. Series 1994B (Barclays Bank)
   09-01-24          1.30                    1,400,000(e)         1,400,000
State T.R.A.N. Series 2003
   06-30-04          0.88                    5,000,000            5,027,695
Total                                                             6,427,695

South Carolina (1.8%)
South Carolina Public Service Authority C.P.
   02-25-04          1.03                    3,000,000            3,000,000

Texas (12.5%)
Harris County Health Facilities
  Revenue Bonds V.R.D.N. Series 2002
  (Methodist Hospital)
   12-01-32          1.30                    2,400,000(e)         2,400,000
Houston General Obligation Notes C.P. Series A
   02-11-04          0.93                    2,400,000            2,400,000
Port Arthur Navigation District Refunding
  Revenue Bonds Texaco
  V.R.D.N. Series 1994 (Chevron Texaco)
   10-01-24          1.30                    2,800,000(e)         2,800,000
San Antonio Electric & Gas Systems
  C.P. Series A
   02-24-04          1.05                    2,500,000            2,500,000
San Antonio Water Sub Lien Refunding Revenue
  Bonds V.R.D.N. Series 2003B
  (J.P. Morgan Chase Bank) MBIA Insured
   05-15-33          1.15                    8,000,000(e)         8,000,000
State T.R.A.N. Series 2003
   08-31-04          1.15                    3,000,000            3,016,723
Total                                                            21,116,723

See accompanying notes to investments in securities.

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8   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Issue           Annualized                       Amount            Value(a)
               yield on date                   payable at
                of purchase                     maturity

Utah (1.2%)
Intermountain Power Agency Power Supply
  Revenue Bonds Series 1985F
  AMBAC Insured
   06-01-04          1.04%                  $2,000,000(f)        $2,000,000

Vermont (4.4%)
State Health & Education Buildings
  Finance Agency Revenue Bonds
  Fletcher Allen Health Care V.R.D.N. Series 2000B
  (J.P. Morgan Chase Bank) AMBAC Insured
   12-01-30          1.15                    7,500,000(e)         7,500,000

Virginia (8.3%)
Chesapeake Hospital Authority Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31          1.15                    8,000,000(e)         8,000,000
Williamsburg Industrial Development Authority
  Revenue Bonds Colonial Williamsburg Foundation
  V.R.D.N. Series 2000 (Wachovia Bank)
   11-01-35          1.25                    6,000,000(e)         6,000,000
Total                                                            14,000,000

Washington (4.0%)
State Higher Education Facilities Authority
  Revenue Bonds Seattle Pacific University
  V.R.D.N. Series 2000B (Bank of America)
   10-01-30          1.25                    6,800,000(e)         6,800,000

Wisconsin (4.0%)
Milwaukee County Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000 (Bank One)
   04-01-35          1.20                    1,200,000(e)         1,200,000
Milwaukee Redevelopment Authority Revenue Bonds
  La Causa V.R.D.N. Series 2000 (Firststar Bank)
   12-01-20          1.15                    3,650,000(e)         3,650,000
State Operating Revenue Notes Series 2003
   06-15-04          1.16                    2,000,000            2,009,899
Total                                                             6,859,899

Total investments in securities
(Cost: $168,077,702)(g)                                        $168,077,702

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.     --   Bond Anticipation Note

     C.P.       --   Commercial Paper

     R.A.N.     --   Revenue Anticipation Note

     T.A.N.     --   Tax Anticipation Note

     T.R.A.N.   --   Tax & Revenue Anticipation Note

     V.R.D.N.   --   Variable Rate Demand Note

(c) Parentheses may be used to indicate that the Fund is entitled to receive principal and interest from the specified party after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC      --   American Municipal Bond Association Corporation

     FGIC       --   Financial Guaranty Insurance Company

     FSA        --   Financial Security Assurance

     MBIA       --   MBIA Insurance Corporation

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(f) The Fund is entitled to receive principal and interest from Landesbank Hessen-Thuringen Giozentrale. This is a semiannual put bond. The date disclosed represents the mandatory put date.

(g) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2003.

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9   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund

Dec. 31, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $168,077,702)                                $168,077,702
Cash in bank on demand deposit                                        955,880
Capital shares receivable                                                 350
Accrued interest receivable                                           400,822
Receivable for investment securities sold                             105,096
                                                                      -------
Total assets                                                      169,539,850
                                                                  -----------
Liabilities
Dividends payable to shareholders                                       2,268
Accrued investment management services fee                              1,670
Accrued distribution fee                                                  464
Accrued transfer agency fee                                               458
Accrued administrative services fee                                       139
Other accrued expenses                                                 64,924
                                                                       ------
Total liabilities                                                      69,923
                                                                       ------
Net assets applicable to outstanding capital stock               $169,469,927
                                                                 ============
Represented by
Capital stock -- $.01 par value (Note 1)                         $  1,694,936
Additional paid-in capital                                        167,793,489
Accumulated net realized gain (loss) (Note 5)                         (18,498)
                                                                      -------
Total -- representing net assets applicable
  to outstanding capital stock                                   $169,469,927
                                                                 ============
Shares outstanding                                                169,493,600
                                                                  -----------
Net asset value per share of outstanding capital stock           $       1.00
                                                                 ------------

See accompanying notes to financial statements.

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10   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT
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Statement of operations
AXP Tax-Free Money Fund

Year ended Dec. 31, 2003
Investment income
Income:
Interest                                                           $2,030,693
                                                                   ----------
Expenses (Note 2):
Investment management services fee                                    678,981
Distribution fee                                                      188,606
Transfer agency fee                                                   179,099
Administrative services fees and expenses                              60,338
Compensation of board members                                           8,158
Custodian fees                                                         28,474
Printing and postage                                                   85,060
Registration fees                                                      75,593
Audit fees                                                             22,500
Other                                                                   4,023
                                                                        -----
Total expenses                                                      1,330,832
   Earnings credits on cash balances (Note 2)                          (5,428)
                                                                       ------
Total net expenses                                                  1,325,404
                                                                    ---------
Investment income (loss) -- net                                       705,289
                                                                      -------
Net increase (decrease) in net assets resulting
  from operations                                                 $   705,289
                                                                  ===========

See accompanying notes to financial statements.

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11   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund

Year ended Dec. 31,                                                                   2003                       2002
Operations and distributions
Investment income (loss) -- net                                                 $     705,289              $   1,794,118
Net realized gain (loss) on security transactions                                          --                    (18,331)
                                                                                      -------                  ---------
Net increase (decrease) in net assets resulting from operations                       705,289                  1,775,787
                                                                                      -------                  ---------
Distributions to shareholders from:
   Net investment income                                                             (705,289)                (1,794,164)
                                                                                     --------                 ----------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                     233,230,786                360,335,282
Net asset value of shares issued in reinvestment of distributions                     739,575                  1,772,804
Payments for redemptions of shares                                               (271,971,695)              (361,718,572)
                                                                                 ------------               ------------
Increase (decrease) in net assets from capital share transactions                 (38,001,334)                   389,514
                                                                                  -----------                    -------
Total increase (decrease) in net assets                                           (38,001,334)                   371,137
Net assets at beginning of year                                                   207,471,261                207,100,124
                                                                                  -----------                -----------
Net assets at end of year                                                       $ 169,469,927              $ 207,471,261
                                                                                =============              =============

See accompanying notes to financial statements.

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12   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Tax-Free Money Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The tax character of distributions paid for the years indicated is as follows:

Year ended Dec. 31,                                     2003           2002

Distributions paid from:
  Ordinary income -- tax-exempt
  interest distributions*                             $705,289     $1,794,164
  Long-term capital gain                                    --             --

As of Dec. 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                      $  2,268
Accumulated gain (loss)                                              $(18,498)
Unrealized appreciation (depreciation)                               $     --

* Tax-exempt interest distributions were 100% for the years ended 2003 and 2002.

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13   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $22 per shareholder account for this service.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at annual rate of $24 per shareholder account.

Effective Jan. 1, 2003, the Fund has an agreement with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the year ended Dec. 31, 2003, the Fund's custodian and transfer agency fees were reduced by $5,428 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
14   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $541,322,011 and $580,465,000 respectively, for the year ended Dec. 31, 2003. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Dec. 31, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $18,498 as of Dec. 31, 2003 that will expire in 2008 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expired.

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                           2003     2002       2001       2000      1999
Net asset value, beginning of period                                  $1.00    $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                             --      .01        .02        .03       .03
Less distributions:
Dividends from net investment income                                     --     (.01)      (.02)      (.03)     (.03)
Net asset value, end of period                                        $1.00    $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                $169     $207       $207       $227      $206
Ratio of expenses to average daily net assets(b)                       .71%     .59%       .59%       .59%      .59%
Ratio of net investment income (loss) to average daily net assets      .37%     .89%      2.17%      3.45%     2.64%
Total return                                                           .37%     .89%      2.21%      3.50%     2.68%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP TAX-FREE MONEY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Free Money Fund (a series of AXP Tax-Free Money Series, Inc.) as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2003, and the financial highlights for each of the years in the five-year period ended December 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Tax-Free Money Fund, as of December 31, 2003, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

February 13, 2004

--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

AXP Tax-Free Money Fund
Fiscal year ended Dec. 31, 2003

Income distributions -- 100% are tax-exempt.

Payable date                                                  Per share
Jan. 22, 2003                                                  $0.00058
Feb. 21, 2003                                                   0.00033
March 24, 2003                                                  0.00041
April 24, 2003                                                  0.00043
May 23, 2003                                                    0.00046
June 23, 2003                                                   0.00038
July 24, 2003                                                   0.00013
Aug. 22, 2003                                                   0.00013
Sept. 22, 2003                                                  0.00015
Oct. 23, 2003                                                   0.00020
Nov. 21, 2003                                                   0.00028
Dec. 30, 2003                                                   0.00047
Total distributions                                            $0.00395

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
17   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2003 are listed below.

Alabama                       1.356%       Nevada                        1.952%
Alaska                        0.286        New Hampshire                 2.613
Arizona                       2.126        New Mexico                    2.213
California                    0.568        New York                      1.087
Colorado                      0.791        North Carolina                1.881
Florida                       3.040        Ohio                          0.255
Georgia                       9.058        Oregon                        0.802
Idaho                         1.120        Pennsylvania                  0.948
Illinois                      8.914        South Carolina                3.510
Indiana                       5.728        Tennessee                     5.280
Iowa                          4.102        Texas                        12.081
Kentucky                      3.852        Utah                          1.863
Louisiana                     0.113        Vermont                       2.048
Maryland                      2.992        Virginia                      6.859
Michigan                      0.737        Washington                    0.333
Minnesota                     3.382        Washington, D.C.              1.157
Mississippi                   0.931        Wisconsin                     0.774
Missouri                      3.172        Wyoming                       0.278
Nebraska                      1.798

--------------------------------------------------------------------------------
18   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                  Position held       Principal occupation during past    Other directorships
                                    with Fund and       five years
                                    length of service
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Arne H. Carlson                     Board member        Chair, Board Services Corporation
901 S. Marquette Ave.               since 1999          (provides administrative services
Minneapolis, MN 55402                                   to boards). Former Governor  of
Age 69                                                  Minnesota
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Philip J. Carroll, Jr.              Board member        Retired Chairman and CEO,  Fluor    Scottish Power PLC, Vulcan
901 S. Marquette Ave.               since 2002          Corporation (engineering and        Materials Company, Inc.
Minneapolis, MN 55402                                   construction) since 1998            (construction
Age 65                                                                                      materials/chemicals)
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Livio D. DeSimone                   Board member        Retired Chair of the Board and      Cargill, Incorporated (commodity
30 Seventh Street East              since 2001          Chief Executive Officer,            merchants and processors),
Suite 3050                                              Minnesota Mining and                General Mills, Inc. (consumer
St. Paul, MN 55101-4901                                 Manufacturing (3M)                  foods), Vulcan Materials Company
Age 69                                                                                      (construction materials/
                                                                                            chemicals), Milliken & Company
                                                                                            (textiles and chemicals), and
                                                                                            Nexia Biotechnologies, Inc.
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Heinz F. Hutter*                    Board member        Retired President and Chief
901 S. Marquette Ave.               since 1994          Operating Officer, Cargill,
Minneapolis, MN 55402                                   Incorporated (commodity merchants
Age 74                                                  and processors)
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Anne P. Jones                       Board member        Attorney and Consultant
901 S. Marquette Ave.               since 1985
Minneapolis, MN 55402
Age 68
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Stephen R. Lewis, Jr.**             Board member        Retired President and Professor     Valmont Industries, Inc.
901 S. Marquette Ave.               since 2002          of Economics, Carleton College      (manufactures irrigation systems)
Minneapolis, MN 55402
Age 64
----------------------------------- ------------------- ----------------------------------- ----------------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
19   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                  Position held       Principal occupation during past    Other directorships
                                    with Fund and       five years
                                    length of service
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Alan G. Quasha                      Board member        President, Quadrant Management,     Compagnie Financiere Richemont
901 S. Marquette Ave.               since 2002          Inc. (management of private         AG (luxury goods), Harken Energy
Minneapolis, MN 55402                                   equities)                           Corporation (oil and gas
Age 53                                                                                      exploration) and SIRIT Inc.
                                                                                            (radio frequency identification
                                                                                            technology)
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Alan K. Simpson                     Board member        Former three-term United States     Biogen, Inc. (biopharmaceuticals)
1201 Sunshine Ave.                  since 1997          Senator for Wyoming
Cody, WY 82414
Age 71
----------------------------------- ------------------- ----------------------------------- ----------------------------------
Alison Taunton-Rigby                Board member        President, Forester Biotech since
901 S. Marquette Ave.               since 2002          2000. Former President and CEO,
Minneapolis, MN 55402                                   Aquila Biopharmaceuticals, Inc.
Age 59
----------------------------------- ------------------- ----------------------------------- ----------------------------------

Board Members Affiliated with AEFC***

Name, address, age                 Position held        Principal occupation during past    Other directorships
                                   with Fund and        five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- ----------------------------------
Barbara H. Fraser                  Board member since   Executive Vice President -  AEFA
1546 AXP Financial Center          2002                 Products and Corporate Marketing
Minneapolis, MN 55474                                   of AEFC since 2002. President -
Age 53                                                  Travelers Check Group, American
                                                        Express Company,  2001-2002.
                                                        Management Consultant, Reuters,
                                                        2000-2001. Managing Director -
                                                        International Investments,
                                                        Citibank Global,  1999-2000.
                                                        Chairman and CEO, Citicorp
                                                        Investment Services and Citigroup
                                                        Insurance Group, U.S., 1998-1999
---------------------------------- -------------------- ----------------------------------- ----------------------------------
Stephen W. Roszell                 Board member since   Senior Vice President -
50238 AXP Financial Center         2002, Vice           Institutional Group of AEFC
Minneapolis, MN 55474              President  since
Age 54                             2002
---------------------------------- -------------------- ----------------------------------- ----------------------------------
William F. Truscott                Board member         Senior Vice President - Chief
53600 AXP Financial Center         since 2001,  Vice    Investment Officer of AEFC since
Minneapolis, MN 55474              President  since     2001. Former Chief Investment
Age 42                             2002                 Officer and Managing Director,
                                                        Zurich Scudder Investments
---------------------------------- -------------------- ----------------------------------- ----------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
20   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                 Position held        Principal occupation during past    Other directorships
                                   with Fund and        five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- ----------------------------------
Jeffrey P. Fox                     Treasurer since      Vice President - Investment
50005 AXP Financial Center         2002                 Accounting, AEFC, since 2002;
Minneapolis, MN 55474                                   Vice President - Finance,
Age 48                                                  American Express Company,
                                                        2000-2002;  Vice President -
                                                        Corporate Controller, AEFC,
                                                        1996-2000
---------------------------------- -------------------- ----------------------------------- ----------------------------------
Paula R. Meyer                     President since      Senior Vice President and General
596 AXP Financial Center           2002                 Manager - Mutual Funds, AEFC,
Minneapolis, MN 55474                                   since 2002; Vice President and
Age 49                                                  Managing Director - American
                                                        Express Funds, AEFC, 2000-2002;
                                                        Vice President, AEFC,  1998-2000
---------------------------------- -------------------- ----------------------------------- ----------------------------------
Leslie L. Ogg                      Vice President,      President of Board Services
901 S. Marquette Ave.              General Counsel,     Corporation
Minneapolis, MN 55402              and Secretary
Age 65                             since 1978
---------------------------------- -------------------- ----------------------------------- ----------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
21   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone, Anne P. Jones, and Alan G. Quasha, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services.

Fund - Related Fees

(a) Audit Fees. The fees paid for the years ended December 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP(R) Tax-Free Money Series, Inc. were as follows:

                  2003 - $22,594;                        2002 - $22,139

(b) Audit - Related Fees. The fees paid for the years ended December 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP(R) Tax-Free Money Series, Inc. were as follows:

                  2003 - $31;                            2002 - $30

(c) Tax Fees. The fees paid for the years ended December 31, to KPMG LLP for tax compliance related services for AXP(R) Tax-Free Money Series, Inc were as follows:

                  2003 - $2,230;                         2002 - $2,125

(d)      All Other Fees. None

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2003 and 2002 were pre-approved by the audit committee with the exception of the 2002 tax fees.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended December 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2003 - None;                           2002 - None

         The fees paid for the years ended December 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2003 - $35,890;                        2002 - $148,110

(h) For the fees disclosed in item (g) above, 86% and 100% of the fees for services performed during 2003 and 2002, respectively, were pre-approved by the audit committee. The exception was a 2003 tax research request by the adviser on defaulted securities for $5,000. The amounts not pre-approved are compatible with maintaining KPMG LLP's independence.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9. Submission of matters to a vote of security holders. Not applicable at this time.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Free Money Series,  Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 5, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 5, 2004